Received SEC

MAY 04 2015

Washington, DC 20549

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-37367

15006423

*By Electronic Mail*

May 4, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 30, 2015 The Nasdaq Stock Market (the "Exchange") received from OpGen, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share

Warrants, exercisable for one share of common stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery